1933 Act/Rule 497(j)


                                                     February 23, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Phoenix Investment Trust 97
                  File No. 333-34537

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on December 21, 1999.

                                            Very truly yours,


                                            /s/ Pamela S. Sinofsky
                                            Pamela S. Sinofsky